Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 183,035,500	$ 199,801,999
Non-financial Public Sector	1,769,509	2,816,761
Other Financial Entities	5,625,848	4,782,999	$ 3,156,606
Non-financial Private Sector and Foreign Residents	175,639,302	190,460,922
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	83,936,550	104,714,493
Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	33,757,515	27,942,827
Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	16,522,386	15,034,976
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	12,614,555	14,492,972
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	10,517,881	13,373,077
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	8,594,725	3,959,071
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	3,800,644	7,178,720
Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,794,055	1,549,383
Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	1,404,130	979,625
Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	711,566	700,336
Information and communications [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	678,263	240,440
Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	307,032	$ 295,002
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	67,170,083
Non-financial Public Sector	1,761,377
Other Financial Entities	5,626,003
Non-financial Private Sector and Foreign Residents	59,782,703
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	78,280
Stage 1 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	28,181,427
Stage 1 individual [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	7,708,045
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	6,627,492
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,023,869
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	8,482,248
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,352,499
Stage 1 individual [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,721,492
Stage 1 individual [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	849,937
Stage 1 individual [member] | Information and communications [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	545,800
Stage 1 individual [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	211,614
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	91,201,856
Other Financial Entities	686
Non-financial Private Sector and Foreign Residents	91,201,170
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	73,081,033
Stage 1 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,806,262
Stage 1 collective [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	4,490,328
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,985,112
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	5,829,613
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	61,999
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	676,431
Stage 1 collective [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	62,666
Stage 1 collective [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	498,372
Stage 1 collective [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	569,483
Stage 1 collective [member] | Information and communications [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	73,999
Stage 1 collective [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	65,872
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	1,015,056
Non-financial Private Sector and Foreign Residents	1,015,056
Stage 2 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	208,220
Stage 2 individual [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	380,135
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	179,312
Stage 2 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	75,550
Stage 2 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	171,839
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	20,209,680
Non-financial Public Sector	8,103
Non-financial Private Sector and Foreign Residents	20,201,577
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	9,272,840
Stage 2 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	1,833,684
Stage 2 collective [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	3,665,239
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,255,325
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	2,328,427
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	49,922
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	550,885
Stage 2 collective [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	8,998
Stage 2 collective [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	42,949
Stage 2 collective [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	125,380
Stage 2 collective [member] | Information and communications [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	45,584
Stage 2 collective [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	22,344
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,438,825
Non-financial Public Sector	29
Non-financial Private Sector and Foreign Residents	3,438,796
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	1,504,397
Stage 3 [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	727,922
Stage 3 [member] | Agricultural livestock hunting forestry and fishing [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	278,639
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	567,314
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	260,422
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	556
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	48,990
Stage 3 [member] | Electricity supply, gas, steam and air conditioner [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	899
Stage 3 [member] | Financial intermediation and insurance services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	12,872
Stage 3 [member] | Public administration, defense and compulsory social security [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	16,703
Stage 3 [member] | Information and communications [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	12,880
Stage 3 [member] | Water supply, sewerage, waste management and recovery of materials, and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial Private Sector and Foreign Residents	$ 7,202